Long-Term Incentive Programs and Management remuneration (Details 3 Textuals) R$ in Thousands				12 Months Ended
	May 31, 2024 shares	Jan. 24, 2024 shares	Feb. 24, 2023 shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 shares
Long-Term Incentive Programs and Management remuneration
Number of other equity instruments outstanding in share-based payment arrangement				4,683,913	2,450,849	295,334
Expense related to the cash-based programs for certain officers and employees | R$				R$ 6,909	R$ 4,193
Restricted share units
Long-Term Incentive Programs and Management remuneration
Number of instruments granted in share-based payment arrangement	988,970			988,970
Number Of Other Equity Instruments Outstanding In Share Based Payment Arrangement				4,683,550
Number of other equity instruments outstanding in share-based payment arrangement				4,683,913
Share-based compensation | R$				R$ 6,379	R$ 2,314
Restricted share units | “ILP 5”
Long-Term Incentive Programs and Management remuneration
Number of instruments granted in share-based payment arrangement			2,300,000
Vesting period of share-based compensation plan			36 months
Restricted share units | “ILP 6”
Long-Term Incentive Programs and Management remuneration
Number of instruments granted in share-based payment arrangement		2,300,000
Vesting period of share-based compensation plan		36 months